Acquisitions - Summary of Purchase Price Consideration (Detail) - USD ($) $ in Thousands					12 Months Ended
	Feb. 11, 2019	Nov. 28, 2017	Jun. 28, 2017	Jan. 27, 2017	Dec. 31, 2017
Loungefly [Member]
Business Acquisition [Line Items]
Cash paid			$ 16,113
Transaction fees			1,777
Business acquisition, working capital adjustments			635
Purchase consideration			20,656
Loungefly [Member] | Funko Acquisition Holdings, L.L.C. [Member]
Business Acquisition [Line Items]
Cash paid			17,900
Transaction fees			1,800
Business acquisition, working capital adjustments					$ 1,400
Loungefly [Member] | Class A Units [Member]
Business Acquisition [Line Items]
Equity consideration paid			2,131
Loungefly [Member] | Class A Units [Member] | Funko Acquisition Holdings, L.L.C. [Member]
Business Acquisition [Line Items]
Equity consideration paid			$ 2,100
Underground Toys Limited [Member]
Business Acquisition [Line Items]
Cash paid				$ 12,554
Business acquisition, working capital adjustments				1,784
Fair value of contingent consideration				2,470
Purchase consideration				19,990
Underground Toys Limited [Member] | Funko Acquisition Holdings, L.L.C. [Member]
Business Acquisition [Line Items]
Cash paid				12,600
Business acquisition, working capital adjustments				1,800
Underground Toys Limited [Member] | Class A Units [Member]
Business Acquisition [Line Items]
Equity consideration paid				3,182
Underground Toys Limited [Member] | Class A Units [Member] | Funko Acquisition Holdings, L.L.C. [Member]
Business Acquisition [Line Items]
Equity consideration paid				$ 3,200
A Large Evil Corporation Limited [Member]
Business Acquisition [Line Items]
Cash paid		$ 3,862
Business acquisition, working capital adjustments		1,003
Purchase consideration		$ 4,865
Forrest-Pruzan Creative LLC [Member]
Business Acquisition [Line Items]
Cash paid	$ 6,500
Forrest-Pruzan Creative LLC [Member] | Class A Common Stock [Member]
Business Acquisition [Line Items]
Equity consideration paid	2,200
Forrest-Pruzan Creative LLC [Member] | Funko Acquisition Holdings, L.L.C. [Member]
Business Acquisition [Line Items]
Cash paid	6,500
Fair value of contingent consideration	1,815
Purchase consideration	11,936
Cash holdback	1,400
Forrest-Pruzan Creative LLC [Member] | Funko Acquisition Holdings, L.L.C. [Member] | Class A Common Stock [Member]
Business Acquisition [Line Items]
Equity consideration paid	$ 2,221